--------------------------------------------------------------------------------
CONNECTICUT
DAILY TAX FREE                            600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200
================================================================================








Dear Shareholder:



We are pleased to present the annual report of Connecticut Daily Tax Free Income Fund, Inc. for the year ended January 31, 2001.


The Fund had net assets of $247,786,779 and 382 active shareholders as of January 31, 2001.


Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,



/s/Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield   (Note 1)      Moody's  & Poor's
     ------                                                                       ----       -----    ------       -------    ------
Put Bonds (b) (7.50%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Connecticut HEFA (Yale New Haven Hospital) - Series E
              Insured by FGIC                                                   06/01/01     4.75%  $ 1,000,000    VMIG-1      A1+
  2,400,000   Connecticut Housing Facility Mortgage Bonds - Subseries H-2 (c)   02/21/01     4.25     2,400,000
  9,000,000   Connecticut State Special Assessment Unemployment Compensation RB
              Insured by FGIC                                                   07/01/01     4.35     9,000,000    VMIG-1      A1+
  3,000,000   Puerto Rico Industrial Environmental (Reynolds Metals Corporation)
              LOC ABN AMRO Bank                                                 08/15/01     3.85     3,000,000    VMIG-1      A1+
  3,185,000   Puerto Rico Industrial Environmental
              (Merck & Co. Project) - Series 1883A (c)                          12/01/01     4.00     3,185,000
-----------                                                                                         -----------
 18,585,000   Total Put Bonds                                                                        18,585,000
-----------                                                                                         -----------
Revenue Bond (0.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Connecticut State Special Tax
              (CT Unemployment Compensation) - Series A (c)
              Insured by AMBAC Indemnity Corp.                                  11/15/01     4.22%  $ 1,003,413
-----------                                                                                         -----------
 1,000,000    Total Revenue Bond                                                                      1,003,413
-----------                                                                                         -----------
Tax Exempt Commercial Paper (11.34%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   State of Connecticut HEFA RB (Yale University)                    02/26/01     3.05%  $ 3,000,000    VMIG-1      A1+
  3,000,000   State of Connecticut HEFA RB (Yale University)                    06/20/01     4.00     3,000,000    VMIG-1      A1+
 10,000,000   State of Connecticut Special Assessment Second Injury Fund
              LOC Credit Agricole/Credit Commercial de Belgique                 02/07/01     4.30    10,000,000      P1        A1+
  8,000,000   State of Connecticut Special Assessment Second Injury Fund
              LOC Credit Agricole/Credit Commercial de Belgique                 02/20/01     2.95     8,000,000      P1        A1+
  3,000,000   State of Connecticut Special Assessment Second Injury Fund
              LOC Credit Agricole/Credit Commercial de Belgique                 02/20/01     3.80     3,000,000      P1        A1+
  1,100,000   State of Connecticut Special Assessment Second Injury Fund
              LOC Credit Agricole/Credit Commercial de Belgique                 02/26/01     2.00     1,100,000      P1        A1+
-----------                                                                                         -----------
 28,100,000   Total Tax Exempt Commercial Paper                                                      28,100,000
-----------                                                                                         -----------
Variable Rate Demand Instruments (d) (61.38%)
------------------------------------------------------------------------------------------------------------------------------------
$ 8,600,000   Connecticut Development Authority PCRB
              (Connecticut Light & Power Company Project) - Series 1996A
              Insured by AMBAC Indemnity Corp.                                  05/01/31     4.30%  $ 8,600,000    VMIG-1      A1+
  3,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997A
              LOC KBC Bank                                                      03/01/17     4.40     3,000,000    VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield   (Note 1)      Moody's  & Poor's
     ------                                                                       ----       -----    ------       -------    ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Connecticut Development Authority Refunding Airport Hotel RB
              (Bradley Airport Hotel Project) - Series 1997B
              LOC Royal Bank of Canada                                          03/01/17     4.40%  $ 1,000,000    VMIG-1
  5,000,000   Connecticut Development Authority Solid Waste Disposal
              (PJ Rand/Whitney Project)
              LOC Bank of Montreal                                              08/01/23     3.55     5,000,000    VMIG-1      A1+
  5,000,000   Connecticut HFA (Elm Haven) - Series A (c)
              LOC Fleet Bank                                                    12/01/17     4.50     5,000,000
    800,000   Connecticut HFA Housing Mortgage Finance Program Bonds - Series 1995G
              Insured by AMBAC Indemnity Corp.                                  05/15/18     4.40       800,000    VMIG-1      A1+
  3,547,000   Connecticut Housing Authority - Series 1989D
               Guaranteed by Federal Home Loan Bank                             11/15/24     3.95     3,547,000    VMIG-1      A1+
  6,750,000   Connnecticut Resource Recovery Authority
              (Ref-Fuel Company of South East Connecticut - Duke Capital)       11/15/15     4.25     6,750,000                A1
 19,000,000   Connecticut Special Tax Obligation RB
              (Second Lien Transportation Infrastructure)
              LOC Commerzbank A.G.                                              12/01/10     3.75    19,000,000      P1        A1+
  1,600,000   Connecticut State Development Authority (Independent Living)
              LOC Chase Manhattan Bank, N.A.                                    07/01/15     3.75     1,600,000    VMIG-1
  2,460,000   Connecticut State Development Authority IDRB
              (Birken Manufacturing Co. Project) (c)
              LOC First Union National Bank                                     10/01/23     4.30     2,460,000
  6,000,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated)
              LOC Wachovia Bank & Trust Co., N.A.                               12/01/14     4.35     6,000,000                A1+
  1,090,000   Connecticut State Development Authority IDRB (Acucut Inc. Project) (c)
              LOC First Union National Bank                                     06/01/18     4.25     1,090,000
 17,400,000   Connecticut State General Obligation - Series 1997B               05/15/14     4.20    17,400,000    VMIG-1      A1+
  2,000,000   Connecticut State GO - Series PA 723R                             06/15/20     4.25     2,000,000                A1+
 14,500,000   Connecticut State HEFA (Yale University)                          07/01/29     4.20    14,500,000    VMIG-1      A1+
  2,500,000   Connecticut State HFA (Housing Mortgage Finance Program)
              Insured by AMBAC Indemnity Corp.                                  11/15/31     4.50     2,500,000    VMIG-1      A1+
  1,755,000   Connecticut State HFA (Merlots) - Series L                        11/15/28     4.10     1,755,000    VMIG-1
  2,595,000   Connecticut State HFA (Merlots) - Series P (c)                    11/15/30     4.10     2,595,000
  1,000,000   Connecticut State HFA (Merlots) - Series BB                       05/15/31     4.10     1,000,000    VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2001
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity              Value                 Standard
     Amount                                                                       Date       Yield   (Note 1)      Moody's  & Poor's
     ------                                                                       ----       -----    ------       -------    ------
Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Connecticut State Special Tax Obligation RB
              Transportation Infrastucture - Series 1
              Insured by FGIC                                                   09/01/20     3.80% $  5,000,000    VMIG-1      A1+
   2,700,000  Morgan Stanley Floating Rate Trust Certificate
              (Connecticut State General Obligation) (c)                        11/01/13     4.28     2,700,000
   4,405,000  Morgan Stanley Floating Rate Trust Certificate
              (Connecticut State Special Tax)
              Insured by FGIC                                                   12/01/17     4.28     4,405,000    VMIG-1
   2,000,000  Puerto Rico Ana Mendez University System
              (Industrial Tourist Educational, Medical & Environmental)
              LOC Banco Santander                                               10/01/21     3.10     2,000,000                A1+
   3,000,000  Puerto Rico Electric Power Authority - Series AA
              Insured by MBIA Insurance Corp.                                   07/01/22     3.05     3,000,000                A1+
   2,000,000  Puerto Rico Public Finance Corporation (Commonwealth Appropriation)
              Insured by AMBAC Indemnity Corp.                                  06/01/26     4.08     2,000,000                A1
   3,500,000  Puerto Rico Public Finance Corporation - Series PA579
              Insured by AMBAC Indemnity Corp.                                  06/01/16     3.78     3,500,000                A1+
   1,660,000  Shelton, CT Housing Authority RB (c)
              LOC First Union National Bank                                     01/01/31     4.15     1,660,000
   9,660,000  State of Connecticut HEFA (Bradley Health Care Project) - Series B
              LOC Fleet Bank                                                    07/01/29     3.45     9,660,000    VMIG-1
   1,300,000  State of Connecticut HEFA (Charlotte Hungerford Hospital)
              LOC Fleet Bank                                                    07/01/13     4.35     1,300,000    VMIG-1
   3,000,000  State of Connecticut HEFA (Hartford Hospital Issues) - Series B
              LOC Fleet Bank                                                    07/01/30     4.35     3,000,000                A1
   1,600,000  State of Connecticut HEFA
              (Hospital of Saint Raphael Project) - Series K
              LOC KBC Bank                                                      07/01/22     3.20     1,600,000    VMIG-1
   1,370,000  State of Connecticut HEFA (Sharon Hospital Project)
              LOC Fleet Bank                                                    07/01/27     4.35     1,370,000    VMIG-1
   2,300,000  State of Connecticut HEFA - Series A
              LOC Dexia CLF                                                     07/01/24     3.80     2,300,000    VMIG-1
   3,000,000  State of Connecticut HEFA RB
              (The Hotchkiss School Issue) - Series A                           07/01/30     4.20     3,000,000    VMIG-1      A1+
------------                                                                                       ------------
 152,092,000  Total Variable Rate Demand Instruments                                                152,092,000
------------                                                                                       ------------


--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
      Face                                                                      Maturity                Value               Standard
     Amount                                                                       Date       Yield   (Note 1)      Moody's  & Poor's
     ------                                                                       ----       -----    ------       -------    ------
Other Tax Exempt Investments (16.35%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,378,000  Bethel, CT BAN (c)                                                07/06/01     4.21% $  3,378,273
     500,000  Colchester, CT GO Bond (c)
              Insured by FGIC                                                   04/01/01     3.95       501,482
   1,000,000  Connecticut Regional School District #16 (c)
              LOC Dexia CLF                                                     03/15/01     3.97     1,003,350
   1,565,000  Darien, CT BAN (c)                                                08/07/01     4.15     1,565,232
   2,000,000  East Lyme, CT BAN (c)                                             07/19/01     4.16     2,001,588
   4,000,000  Hamden, CT BAN (c)                                                08/01/01     2.77     4,003,907
   3,000,000  Regional School District # 8 BAN (c)                              05/03/01     4.20     3,002,901
   3,000,000  Rocky Hill, CT BAN (c)                                            09/14/01     4.14     3,000,519
   2,000,000  Seymour, CT BAN (c)
              LOC Fleet Bank                                                    09/20/01     4.22     2,008,734
   3,000,000  South Windsor, CT BAN                                             03/21/01     3.90     3,000,075     MIG-1
   4,470,000  Stratford, CT BAN                                                 08/15/01     4.18     4,471,568     MIG-1
   2,650,000  Towns of Bethany and Orange, CT Regional School District #5 (c)   03/22/01     3.95     2,650,068
   1,115,000  Town of Tolland, CT BAN (c)                                       06/08/01     4.72     1,115,106
   3,000,000  Wilton, CT BAN                                                    07/18/01     4.14     3,000,385     MIG-1
   5,800,000  Windsor, CT BAN                                                   10/02/01     3.34     5,800,329     MIG-1      SP1+
------------                                                                                       ------------
  40,478,000  Total Other Tax Exempt Investments                                                     40,503,517
------------                                                                                       ------------
              Total Investments (96.97%) (Cost $240,283,930+)                                       240,283,930
              Cash and Other Assets, Net of Liabilities (3.03%)                                       7,502,849
                                                                                                   ------------
              Net Assets (100.00%)                                                                 $247,786,779
                                                                                                   ============
              Net Asset Value, offering and redemption price per share:
              Class A Shares,           100,799,190 share outstanding (Note 3)                     $       1.00
                                                                                                   ============
              Class B Shares,            33,903,856 share outstanding (Note 3)                     $       1.00
                                                                                                   ============
              Evergreen Shares,          49,033,296 share outstanding (Note 3)                     $       1.00
                                                                                                   ============
              J.P. Morgan Select Shares, 64,073,431 share outstanding (Note 3)                     $       1.00
                                                                                                   ============



              +    Aggregate cost for federal income tax purposes is identical.








--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2001
================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     BAN      =   Bond Anticipation Note                              IDRB   =   Industrial Development Revenue Bond
     FGIC     =   Financial Guaranteed Insurance Company              LOC    =   Letter of Credit
     GO       =   General Obligation                                  PCRB   =   Pollution Control Revenue Bond
     HEFA     =   Health and Education Facilities Authority           RB     =   Revenue Bond
     HFA      =   Housing Finance Authority

















--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2001
================================================================================



INVESTMENT INCOME

Income:
  Interest................................................................................... $      8,394,233
                                                                                               ---------------
Expenses: (Note 2)
   Investment management fee.................................................................          657,504
   Administration fee........................................................................          460,253
   Shareholder servicing fee (Class A).......................................................          203,894
   Shareholder servicing fee (Evergreen shares)..............................................           71,447
   Shareholder servicing fee (J.P. Morgan Select shares).....................................           99,998
   Custodian expenses........................................................................           17,922
   Shareholder servicing and related shareholder expenses+...................................          139,248
   Legal, compliance and filing fees.........................................................           49,157
   Audit and accounting......................................................................           94,272
   Directors' fees...........................................................................           15,031
   Other.....................................................................................           12,762
                                                                                               ---------------
       Total expenses........................................................................        1,821,488
       Less: Expenses paid indirectly........................................................ (          5,460)
                                                                                               ---------------
             Net expenses....................................................................        1,816,028
                                                                                               ---------------
   Net investment income.....................................................................        6,578,205

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................          -0-
                                                                                               ---------------
Increase in net assets from operations....................................................... $      6,578,205
                                                                                               ===============

+ Includes class specific transfer agency expenses of $61,840, $15,749, $21,670 and $30,329 for Class A, Class B, Evergreen shares and J.P. Morgan Select shares, respectively.



--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2001 AND 2000
================================================================================



                                                                              2001                        2000
                                                                        ---------------             ----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income......................................        $      6,578,205            $       3,946,359

    Net realized gain (loss) on investments....................                 -0-                            2,668
                                                                        ---------------             ----------------

Increase (decrease) in net assets from operations..............               6,578,205                    3,949,027


Dividends to shareholders from net investment income:
    Class A....................................................        (      3,044,780)*          (       2,908,519)*
    Class B....................................................        (        982,031)*          (         198,653)*
    Evergreen shares...........................................        (      1,053,973)*          (         398,613)*
    J.P. Morgan Select shares..................................        (      1,497,421)*          (         440,574)*
Capital share transactions (Note 3):
    Class A....................................................                 295,399            (      81,749,348)
    Class B....................................................              23,274,678                   10,240,419
    Evergreen shares...........................................              15,355,062                   33,678,234
    J.P. Morgan Select shares..................................              23,085,204                   40,988,227
                                                                        ---------------             ----------------
    Total increase (decrease)..................................              62,010,343                    3,160,200
Net assets:
    Beginning of year..........................................             185,776,436                  182,616,236
                                                                        ---------------             ----------------
    End of year................................................        $    247,786,779            $     185,776,436
                                                                        ===============             ================

* Designated as exempt-interest dividends for federal income tax purposes.





--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has four classes of stock authorized, Class A, Class B, Evergreen shares and J.P. Morgan Select shares (formerly Chase Vista Select shares). The Class A, Evergreen and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. The Fund is a short-term, tax-exempt money market Fund. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A, Evergreen and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A, Evergreen and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $3,000 per annum plus $500 per meeting attended.

Included in the statement of operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $109,494 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund.

Included in the statement of operations under the caption "Custodian expenses" are expense offsets of $5,460.

3. Capital Stock.

At January 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $247,791,463. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     Year                               Year
Class A                                              Ended                              Ended
-------                                        January 31, 2001                   January 31, 2000
                                               ----------------                   ----------------
Sold...................................            301,656,803                        328,532,184
Issued on reinvestment of dividends....              3,052,455                          2,921,055
Redeemed...............................         (  304,413,859)                   (   413,202,587)
                                                 -------------                     --------------
Net increase (decrease)................                295,399                    (    81,749,348)
                                                 =============                     ==============

                                                     Year                               Year
Class B                                              Ended                              Ended
-------                                        January 31, 2001                   January 31, 2000
                                               ----------------                   ----------------
Sold...................................            450,895,221                         93,352,275
Issued on reinvestment of dividends....                902,683                            175,387
Redeemed...............................         (  428,523,226)                   (    83,287,243)
                                                 -------------                     --------------
Net increase (decrease)................             23,274,678                         10,240,419
                                                 =============                     ==============

Evergreen Shares                                     Year                           July 30, 1999
----------------                                     Ended                   (Commencement of Offering)
                                               January 31, 2001                  to January 31, 2000
                                               ----------------                  -------------------
Sold...................................             93,006,022                         65,494,918
Issued on reinvestment of dividends....              1,053,823                            398,197
Redeemed...............................         (   78,704,783)                    (   32,214,881)
                                                 -------------                      -------------
Net increase (decrease)................             15,355,062                         33,678,234
                                                 =============                     ==============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock. (Continued)

                                                     Year                           July 30, 1999
J.P Morgan Select Shares                             Ended                   (Commencement of Offering)
------------------------                       January 31, 2001                  to January 31, 2000
                                               ----------------                  -------------------
Sold...................................            124,455,499                         83,337,503
Issued on reinvestment of dividends....              1,393,877                            404,479
Redeemed...............................         (  102,764,172)                    (   42,753,755)
                                                 -------------                      -------------
Net increase (decrease)................             23,085,204                         40,988,227
                                                 =============                     ==============


4. Sales of Securities.

Accumulated undistributed net realized losses at January 31, 2001 amounted to $4,684. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire January 31, 2005 through January 31, 2006.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 58% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights.

CLASS A                                                                    Year Ended January 31,
-------                                           ----------------------------------------------------------------------
                                                    2001           2000           1999           1998           1997
                                                  --------       --------       --------       --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                  --------       --------       --------       --------       --------
Income from investment operations:
    Net investment income.....................       0.030          0.023          0.025          0.027          0.026
Less distributions:
    Dividends from net investment income......    (  0.030)      (  0.023)      (  0.025)      (  0.027)      (  0.026)
                                                  --------       --------       --------       --------       --------
Net asset value, end of year..................    $  1.00        $  1.00        $  1.00        $  1.00        $  1.00
                                                  ========       ========       ========       ========       ========
Total Return..................................       3.03%          2.31%          2.52%          2.74%          2.59%
Ratios/Supplemental Data
Net assets, end of year (000).................    $ 100,790      $ 100,554      $ 182,227      $ 167,780      $ 136,606
Ratios to average net assets:
    Expenses+.................................       0.86%          0.86%          0.88%          0.89%          0.91%
    Net investment income.....................       2.98%          2.26%          2.48%          2.70%          2.56%
    Expenses paid indirectly..................       0.00%          0.00%          0.00%          0.00%          0.02%

                                                            Year Ended
CLASS B                                                    January 31,                              October 10, 1996
-------                                        --------------------------------------------   (Commencement of Offering) to
                                                 2001        2000        1999         1998          January 31, 1997
                                               --------    --------    --------    --------         ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......... $  1.00     $  1.00     $  1.00     $  1.00              $  1.00
                                               --------    --------    --------    --------             ---------
Income from investment operations:
    Net investment income.....................    0.032       0.025       0.027       0.029                0.009
Less distributions:
    Dividends from net investment income...... (  0.032)   (  0.025)   (  0.027)   (  0.029)            (  0.009)
                                               --------    --------    --------    --------             --------
Net asset value, end of period................ $  1.00     $  1.00     $  1.00     $  1.00              $  1.00
                                               ========    ========    ========    ========             ========
Total Return..................................    3.25%       2.50%       2.72%       2.96%                2.83%*
Ratios/Supplemental Data
Net assets, end of period (000)............... $ 33,901    $  10,628   $    389    $      4             $      7
Ratios to average net assets:
    Expenses+.................................    0.65%       0.67%       0.69%       0.67%                0.70%*
    Net investment income.....................    3.12%       2.49%       2.50%       2.95%                2.80%*
    Expenses paid indirectly..................    0.00%       0.00%       0.00%       0.00%                0.02%*

*   Annualized
+   Includes expenses paid indirectly


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6.  Financial Highlights. (Continued)

EVERGREEN SHARES                                                    Year                    July 30, 1999
----------------                                                   Ended            (Commencement of Offering) to
                                                             January 31, 2001              January 31, 2000
                                                             ----------------              ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................        $  1.00                        $  1.00
                                                                --------                       --------
Income from investment operations:
   Net investment income................................           0.030                          0.012
Less distributions:
   Dividends from net investment income.................        (  0.030)                      (  0.012)
                                                                 -------                       --------
Net asset value, end of period..........................        $  1.00                        $  1.00
                                                                ========                       ========
Total Return............................................           3.03%                          1.23%**
Ratios/Supplemental Data
Net assets, end of period (000).........................        $  49,029                      $  33,611
Ratios to average net assets:
   Expenses+............................................           0.86%                          0.86%*
   Net investment income................................           2.98%                          2.26%*
   Expenses paid indirectly.............................           0.00%                          0.00%*


J.P. MORGAN SELECT SHARES                                           Year                    July 30, 1999
-------------------------                                          Ended            (Commencement of Offering) to
                                                             January 31, 2001              January 31, 2000
                                                             ----------------              ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....................        $  1.00                        $  1.00
                                                                --------                       ---------
Income from investment operations:
   Net investment income................................           0.030                          0.012
Less distributions:
   Dividends from net investment income.................        (  0.030)                      (  0.012)
                                                                --------                       ---------
Net asset value, end of period..........................        $  1.00                        $  1.00
                                                                ========                       ========
Total Return............................................           3.03%                          1.23%**
Ratios/Supplemental Data
Net assets, end of period (000).........................        $  64,067                      $  40,983
Ratios to average net assets:
   Expenses+............................................           0.86%                          0.86%*
   Net investment incomes...............................           2.98%                          2.26%*
   Expenses paid indirectly.............................           0.00%                          0.00%*

*    Annualized
**   Unannualized
+    Includes expenses paid indirectly.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To The Board of Directors and Shareholders
Connecticut Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") at January 31, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended January 31, 1999, were audited by other independent accountants whose report dated February 26, 1999 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
February 27, 2001









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================



A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies, L.P. (the parent of Reich & Tang Asset Management, L.P., the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending January 31, 2001. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended January 31, 2001. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

     1.   To approve a new investment management contract

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
     -------------------------------------------------------------------------------------------------------------------------------
         For                              128,498,942.00                   61.33%                     98.96%
         Against                              925,981.00                    0.44%                      0.71%
         Abstain                              415,905.00                    0.19%                      0.32%


     2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending January 31, 2001.

                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
     -------------------------------------------------------------------------------------------------------------------------------
         For                              129,389,212.00                   61.76%                     99.65%
         Against                              309,698.00                    0.14%                      0.23%
         Abstain                              141,918.00                    0.06%                      0.10%





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------









CONNECTICUT
DAILY
TAX FREE
INCOME
FUND, INC.













                                                             Annual Report
                                                           January 31, 2001







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------














------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------


Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020






CT1/01A

--------------------------------------------------------------------------------